Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001563880
Registrant Name	Trevi Therapeutics, Inc.
Registration File Number	333-291517
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES